Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended
	Oct. 22, 2024	Dec. 31, 2024	Dec. 31, 2024	Oct. 02, 2024	Oct. 01, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants (in shares)				18,645,997
Warrant liability		$ 34,023	$ 34,023			$ 0
Public and private placement warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in usd per share)				$ 11.50
Public warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)		11,240,688	11,240,688		11,499,997
Exercise price of warrant (in usd per share)		$ 11.50	$ 11.50
Warrant liability				$ 1,265
Exercised (in shares)			259,309
Proceeds from warrant exercises			$ 2,982
Private placement warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)		7,146,000	7,146,000		7,146,000
Exercise price of warrant (in usd per share)		$ 11.50	$ 11.50
Warrant liability		$ 16,793	$ 16,793	$ 786
Exercised (in shares)			0
Loss on change in fair value of warrants			$ 16,007
WTI Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)		2	2		0
Exercise price of warrant (in usd per share)	$ 10.00
Warrant liability	$ 15,690	$ 17,230	$ 17,230
Exercised (in shares)			0
Loss on change in fair value of warrants		$ 1,540
Purchase price (in usd per share)	$ 0.01
Number of shares acquirable, numerator for calculation	$ 10,000
Threshold price of common stock (in usd per share)	$ 10.00
Threshold price of common stock, period	18 months
Cash amount warrants may be exchanged for	$ 15,000
Right to participate in debt offering, maximum amount	$ 5,000